Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
variable-Indexed Annuities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value		$ (222,139)
Valuation technique	[1]	Contract value
Available-for-sale Securities | Corporate Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 1,042	$ 1,047	$ 1,072
Fair value		$ 1,042
Valuation technique		Discounted cash flow
Unobservable Input, option adjusted spread	[2]	72
Reserve
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ (399,260)	$ (265,884)	$ (150,251)
Reserve | Market Value Liability Options
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value		$ (15,896)
Valuation technique		Discounted cash flow
Unobservable Input, Annuitizations, minimum		0.00%
Unobservable Input, Annuitizations, maximum		25.00%
Reserve | Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Accumulation Benefit
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value		$ (161,225)
Valuation technique		Discounted cash flow
Weighted Average [Member] | Available-for-sale Securities | Corporate Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, option adjusted spread	[2]	72
Minimum | Reserve | Market Value Liability Options
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, surrenders		0.00%
Unobservable Input, Mortality	[3]	0.00%
Unobservable Input, withdrawal benefit election		0.00%
Minimum | Reserve | Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Accumulation Benefit
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, surrenders		0.50%
Unobservable Input, Mortality	[3]	0.00%
Maximum | Reserve | Market Value Liability Options
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, surrenders		25.00%
Unobservable Input, Mortality	[3]	100.00%
Unobservable Input, withdrawal benefit election		50.00%
Maximum | Reserve | Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Accumulation Benefit
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, surrenders		35.00%
Unobservable Input, Mortality	[3]	100.00%

[1]	Unobservable inputs are not applicable as the fair value of the variable-indexed annuity reserve is held at contract value.
[2]	No range is applicable due to only one security within classification.
[3]	Mortality assumptions are derived by applying management determined factors to the Annuity 2000 Mortality Table.